ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2017	2018
	US$	US$

Accounts receivable	3,295,818	471,592
Less: allowance for doubtful accounts	-	(295,472)
	3,295,818	176,120